Commitments and contingencies (Movements in prepayments on flight equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Prepayments on flight equipment at beginning of period	$ 2,111,659	$ 2,954,478
GECAS Transaction	2,990,414	0
Prepayments and additions during the period, net	136,655	270,032
Interest paid and capitalized during the period	30,827	49,144
Prepayments and capitalized interest applied to the purchase of flight equipment	(682,707)	(1,161,995)
Prepayments on flight equipment at end of period	$ 4,586,848	$ 2,111,659